CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 95.1%
Banks: 2.6%
200,000	Ameris Bancorp	$9,458,000

Building Products: 4.1%
325,000	PGT Innovations, Inc. [1]	7,117,500
75,000	Simpson Manufacturing Co., Inc.	7,746,000
		14,863,500
Capital Markets: 1.5%
75,000	Cohen & Steers, Inc.	5,526,750

Chemicals: 2.4%
65,000	Balchem Corp.	8,824,400

Construction & Engineering: 5.5%
100,000	Comfort Systems USA, Inc.	10,566,000
35,000	Valmont Industries, Inc.	9,501,800
		20,067,800
Electrical Equipment: 1.9%
95,000	Vicor Corp. [1]	6,931,200

Electronic Equipment, Instruments & Components: 2.5%
60,000	Novanta, Inc. [1]	9,252,000

Energy Equipment & Services: 2.0%
390,000	Core Laboratories NV	7,386,600

Food Products: 1.9%
215,000	The Simply Good Foods Co. [1]	7,013,300

Health Care Equipment & Supplies: 16.4%
90,000	CONMED Corp.	8,786,700
115,000	Inari Medical, Inc. [1]	8,921,700
130,000	Integer Holdings Corp. [1]	9,085,700
230,000	Lantheus Holdings, Inc. [1]	17,645,600
300,000	Neogen Corp. [1]	6,939,000
75,000	Omnicell, Inc. [1]	8,259,000
		59,637,700
Health Care Providers & Services: 4.8%
90,000	AMN Healthcare Services, Inc. [1]	10,119,600
245,000	Progyny, Inc. [1]	7,479,850
		17,599,450
Household Durables: 2.8%
160,000	Skyline Champion Corp. [1]	10,128,000

Internet & Direct Marketing Retail: 2.2%
280,000	Revolve Group, Inc. - Class A [1]	7,929,600

IT Services: 4.8%
75,000	Perficient, Inc. [1]	7,914,000
110,000	WNS Holdings Ltd. - ADR [1]	9,538,100
		17,452,100
Leisure Products: 2.3%
400,000	Clarus Corp.	8,248,000

Life Sciences Tools & Services: 2.3%
50,000	Medpace Holdings, Inc. [1]	8,476,500

Machinery: 2.4%
335,000	The Shyft Group, Inc.	8,689,900

Media: 2.3%
130,000	TechTarget, Inc. [1]	8,474,700

Oil, Gas & Consumable Fuels: 2.9%
275,000	Ranger Oil Corp. - Class A	10,466,500

Personal Products: 3.1%
340,000	e.l.f Beauty, Inc. [1]	11,400,200

Pharmaceuticals: 2.3%
265,000	Supernus Pharmaceuticals, Inc. [1]	8,413,750

Professional Services: 4.7%
50,000	FTI Consulting, Inc. [1]	8,178,000
95,000	ICF International, Inc.	8,963,250
		17,141,250
Semiconductors & Semiconductor Equipment: 8.0%
125,000	Onto Innovation, Inc. [1]	10,406,250
110,000	Power Integrations, Inc.	9,351,100
275,000	Ultra Clean Holdings, Inc. [1]	9,240,000
		28,997,350
Software: 4.6%
510,000	American Software, Inc. - Class B	9,118,800
63,000	Qualys, Inc. [1]	7,706,160
		16,824,960
Specialty Retail: 2.6%
150,000	Boot Barn Holdings, Inc. [1]	9,345,000

Technology Hardware, Storage & Peripherals: 2.2%
285,000	Avid Technology, Inc. [1]	7,997,100

TOTAL COMMON STOCKS
(Cost $334,390,444)		346,545,610

SHORT-TERM INVESTMENTS: 4.9%
Money Market Funds: 4.9%
17,695,859	First American Treasury Obligations Fund - Institutional Class, 1.802% [2]	17,695,859
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,695,859)		17,695,859

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $352,086,303)		364,241,469
Other Assets in Excess of Liabilities: 0.0% [3]		23,189
TOTAL NET ASSETS: 100.0%		$364,264,658

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2022.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Small Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Small Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$346,545,610	$-	$-	$346,545,610
Short-Term Investments	17,695,859	-	-	17,695,859
Total Investments in Securities	$364,241,469	$-	$-	$364,241,469